Debt Including Capital Lease Obligations - Build-to-suit Lease (Details) (USD $)					1 Months Ended		3 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012 U.S. Midwest Salad production and warehousing facility renewal_option facility	Sep. 30, 2013 U.S. Midwest Salad production and warehousing facility Property, plant and equipment	Dec. 31, 2013 U.S. Midwest Salad production and warehousing facility Expected contribution in Q3 2013	Sep. 30, 2013 U.S. Midwest Portion placed into service	Sep. 30, 2013 U.S. Midwest Construction in progress Other liabilities
Capital Leased Assets [Line Items]
Lease term					20 years
Number of facilities that the leased facility will replace					3
Number of lease extensions					2
Lease extension term					5 years
Capital leased asset						$ 38,000,000
Capital lease obligations	32,171,000	[1]	755,000	761,000				31,000,000	7,000,000
Total build-to-suit lease construction costs							$ 40,000,000

[1]	Capital lease obligations at September 30, 2013 include the portion of the borrowings for the salad production and warehousing facility in the Midwest that has been placed into service. The facility is being constructed under a build-to-suit lease with the construction in progress liability included in "Accrued liabilities" and "Other liabilities" on the Condensed Consolidated Balance Sheets and then reclassified to capital lease obligation as the related leased assets are placed into service. See further description of the build-to-suit lease below.